WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 117.9%
COMMUNICATION SERVICES - 14.5%
Diversified Telecommunication Services - 3.9%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	750,000		$610,507	(a)(b)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,390,000		1,102,354	(a)(b)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	850,000		375,930	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,670,000		907,654	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	210,000		157,562	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000		73,096
Level 3 Financing Inc., Senior Secured Notes	3.875%	11/15/29	840,000		742,555	(a)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	1,130,000		1,022,298
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	750,000		740,937	(a)(b)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	300,000		294,750	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	500,000		489,617	(a)

Total Diversified Telecommunication Services					6,517,260

Interactive Media & Services - 0.2%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	500,000		408,055	(a)(b)

Media - 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,660,000		2,039,481	(a)(b)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000		566,959	(a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,250,000		1,108,898	(a)(b)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,060,000		793,781
DISH DBS Corp., Senior Notes	7.375%	7/1/28	460,000		288,618
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,420,000		769,072
United Group BV, Senior Secured Notes	5.250%	2/1/30	750,000	EUR	675,593	(c)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,260,000		1,020,266	(a)(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	500,000	GBP	521,984	(a)

Total Media					7,784,652

Wireless Telecommunication Services - 5.7%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	620,000		612,079	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	5,160,000		2,859,027	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000		593,258	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000		592,111
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000		1,383,602

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
Sprint LLC, Senior Notes	7.875%	9/15/23	2,960,000		$2,964,159	(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	450,000	GBP	445,604	(a)

Total Wireless Telecommunication Services					9,449,840

TOTAL COMMUNICATION SERVICES					24,159,807

CONSUMER DISCRETIONARY - 23.6%
Automobile Components - 3.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	530,000		510,893	(a)(b)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,790,000		1,698,164	(b)
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	310,000		313,702	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,800,000		1,762,555	(a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	500,000		498,878	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	510,000		517,203	(a)

Total Automobile Components					5,301,395

Automobiles - 2.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,990,000		1,555,202	(b)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	500,000		509,436
General Motors Co., Senior Notes	6.125%	10/1/25	350,000		351,601	(b)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,500,000		1,324,600	(a)(b)

Total Automobiles					3,740,839

Broadline Retail - 1.3%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	300,000	GBP	353,286	(c)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	470,000		442,709	(a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,800,000		1,441,892	(b)

Total Broadline Retail					2,237,887

Distributors - 0.7%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,110,000		1,149,427	(a)

Diversified Consumer Services - 2.3%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,730,000	EUR	1,670,765	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		521,220	(a)(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000		792,974
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,050,000		877,186	(a)(b)

Total Diversified Consumer Services					3,862,145

See Notes to Schedule of Investments.

2	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - 13.6%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,350,000	EUR	$1,397,632	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	30,000		32,655	(a)(b)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,760,000	EUR	2,024,385
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	460,000		396,290	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,160,000		1,161,044	(a)(b)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,260,000		1,110,837	(b)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	780,000		654,755	(a)(b)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,180,000		1,130,385	(a)(b)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	750,000		707,860	(a)(b)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	570,000		542,769	(a)(b)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	2,030,000		1,832,075	(a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,900,000		1,789,640	(a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,170,000		1,097,811	(a)(b)
Saga PLC, Senior Notes	3.375%	5/12/24	810,000	GBP	978,356	(c)
Saga PLC, Senior Notes	5.500%	7/15/26	310,000	GBP	300,359	(c)
Sands China Ltd., Senior Notes	3.350%	3/8/29	1,680,000		1,401,416
Sands China Ltd., Senior Notes	4.875%	6/18/30	830,000		725,876
Sands China Ltd., Senior Notes	3.500%	8/8/31	650,000		523,446
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	764,000		710,964	(a)(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	160,000		148,655	(a)(b)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	450,000	GBP	471,748	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	540,000		507,401	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,200,000		1,059,859	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	270,000		221,325	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	1,330,000		1,191,821	(a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	470,000		462,295	(a)

Total Hotels, Restaurants & Leisure					22,581,659

Specialty Retail - 0.2%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	590,000		409,519	(a)

TOTAL CONSUMER DISCRETIONARY					39,282,871

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	320,000	GBP	$348,826	(c)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	500,000		481,105	(a)(b)

TOTAL CONSUMER STAPLES					829,931

ENERGY - 27.3%
Energy Equipment & Services - 0.3%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	500,000		517,509	(a)

Oil, Gas & Consumable Fuels - 27.0%
Apache Corp., Senior Notes	5.100%	9/1/40	1,400,000		1,165,333
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	100,000		100,381	(a)(b)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,040,000		1,021,960
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000		744,297
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000		230,291	(b)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000		660,907
Ecopetrol SA, Senior Notes	8.875%	1/13/33	440,000		446,413
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,300,000		2,329,109	(d)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	320,000		216,391
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000		79,782
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	280,000		256,074	(b)(e)(f)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	870,000		701,768	(e)(f)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,060,000		964,145	(a)(b)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	510,000		523,542	(a)(b)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,540,000		1,362,451	(a)(b)
EQT Corp., Senior Notes	3.900%	10/1/27	1,380,000		1,289,876	(b)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	500,000		377,251	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000		1,554,464
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000		1,508,840	(a)(b)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	204,000		205,350
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	710,000		690,876
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	450,000		446,643
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000		306,499
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	850,000		826,528	(d)

See Notes to Schedule of Investments.

4	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,910,000	$3,725,232	(b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,299,452	(a)(b)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	500,000	320,414	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	250,000	155,890
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,732,000	2,271,218
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	753,399	(b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	430,000	446,798	(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	330,000	298,258	(a)(b)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	960,000	927,264	(a)(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,227,381
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,568,542	(b)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	180,000	170,230	(a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	450,000	454,337	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	340,000	303,637
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,000,000	1,682,044	(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	410,399
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,216,000	5,037,011	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	672,884
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	372,567
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	569,743
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,431,540	(b)
YPF SA, Senior Notes	8.500%	7/28/25	2,830,000	2,678,462	(a)

Total Oil, Gas & Consumable Fuels				44,785,873

TOTAL ENERGY				45,303,382

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 18.7%
Banks - 12.4%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	1,840,000	$1,482,148	(a)(b)(e)(f)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,400,000	1,374,403	(b)(e)(f)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	570,000	496,249	(a)(f)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,400,000	2,335,488	(a)(b)(e)(f)
Comerica Bank, Senior Notes	2.500%	7/23/24	620,000	590,507
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,158,799	(a)(b)(e)(f)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	950,000	1,033,497	(b)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,250,000	2,164,335	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,450,000	1,868,787	(a)(b)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. Term SOFR + 3.592%)	6.100%	10/1/24	500,000	497,813	(b)(e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,360,000	2,142,251	(b)(e)(f)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,890,000	1,890,284	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,600,000	2,505,495	(a)(b)(f)

Total Banks				20,540,056

Capital Markets - 0.8%
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	600,000	564,472	(c)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	720,000	715,680	(a)(b)(e)(f)

Total Capital Markets				1,280,152

See Notes to Schedule of Investments.

6	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	480,000		$473,269	(b)
Navient Corp., Senior Notes	6.750%	6/15/26	410,000		403,260	(b)

Total Consumer Finance					876,529

Financial Services - 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	4,000,000		3,174,631
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000		951,148	(b)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,077,656		3,834,138	(a)(g)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	400,000		398,944	(c)

Total Financial Services					8,358,861

TOTAL FINANCIALS					31,055,598

HEALTH CARE - 6.3%
Health Care Providers & Services - 1.2%
Centene Corp., Senior Notes	2.625%	8/1/31	500,000		398,222
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	250,000		186,475	(a)(b)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	580,000		502,683	(a)(b)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	860,000		847,724	(b)

Total Health Care Providers & Services					1,935,104

Pharmaceuticals - 5.1%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	470,000		198,916	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	840,000		499,223	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	672,000	EUR	668,957	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	310,000		220,988	*(a)(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	4,450,000		4,426,545	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000		633,585
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,030,000		1,879,739	(b)

Total Pharmaceuticals					8,527,953

TOTAL HEALTH CARE					10,463,057

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 15.1%
Aerospace & Defense - 0.4%
Bombardier Inc., Senior Notes	7.500%	2/1/29	620,000	$608,099	(a)

Building Products - 0.5%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	360,000	341,652	(a)(b)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	640,000	549,251	(a)(b)

Total Building Products				890,903

Commercial Services & Supplies - 1.7%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,700,000	1,708,275	(b)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	240,000	214,889
GEO Group Inc., Secured Notes	10.500%	6/30/28	880,000	881,053

Total Commercial Services & Supplies				2,804,217

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	384,098	(a)(b)

Machinery - 0.5%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	810,000	772,462	(b)

Passenger Airlines - 11.0%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	2,030,000	1,944,548	(a)(b)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	670,000	658,827	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	192,500	189,098	(a)(b)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	140,000	134,035	(a)(b)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	814,396	(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	710,609
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,050,000	6,135,756	(a)(b)(d)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	110,000	101,893	(a)(b)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,000,000	1,995,042	(a)(b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,956,000	2,962,149	(a)(b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	410,000	410,810	(a)(b)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	2,300,000	2,287,382	(b)

Total Passenger Airlines				18,344,545

See Notes to Schedule of Investments.

8	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.8%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,280,000	$1,118,786	(a)(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	250,000	245,273

Total Trading Companies & Distributors				1,364,059

TOTAL INDUSTRIALS				25,168,383

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.7%
CommScope Inc., Senior Notes	7.125%	7/1/28	182,000	101,577	(a)(b)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	270,000	200,890	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,560,000	868,919	(a)

Total Communications Equipment				1,171,386

Technology Hardware, Storage & Peripherals - 1.2%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,303,986
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	603,923

Total Technology Hardware, Storage & Peripherals				1,907,909

TOTAL INFORMATION TECHNOLOGY				3,079,295

MATERIALS - 6.0%
Chemicals - 1.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000	962,197	(c)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	877,092	(a)(b)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	930,000	908,857	(a)

Total Chemicals				2,748,146

Containers & Packaging - 1.8%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,840,000	1,578,325	(a)(b)
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000	428,893	(a)(b)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,020,000	1,030,117

Total Containers & Packaging				3,037,335

Metals & Mining - 2.5%
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	359,000	353,385	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,176,105	(b)
Arsenal AIC Parent LLC, Senior Secured Notes	8.000%	10/1/30	170,000	173,823	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	490,000	499,247	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000		$1,499,540	(d)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000		436,105

Total Metals & Mining					4,138,205

TOTAL MATERIALS					9,923,686

REAL ESTATE - 2.0%
Health Care REITs - 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	140,000		105,758

Hotel & Resort REITs - 0.8%
Service Properties Trust, Senior Notes	5.500%	12/15/27	640,000		567,144	(b)
Service Properties Trust, Senior Notes	4.950%	10/1/29	480,000		378,970	(b)
Service Properties Trust, Senior Notes	4.375%	2/15/30	560,000		425,819	(b)

Total Hotel & Resort REITs					1,371,933

Real Estate Management & Development - 1.1%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/24	200,000		6,000	*(c)(h)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	400,000		12,000	*(c)(h)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	400,000		50,520	(c)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	180,000		181,638	(a)
Heimstaden AB, Senior Notes	4.250%	3/9/26	500,000	EUR	286,037	(c)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	1,920,000	EUR	1,362,332	(c)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000		6,500	*(c)(h)

Total Real Estate Management & Development					1,905,027

TOTAL REAL ESTATE					3,382,718

UTILITIES - 2.0%
Electric Utilities - 0.6%
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	680,000		605,169	(c)
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000		367,406

Total Electric Utilities					972,575

Gas Utilities - 1.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,340,000		2,286,532	(b)

TOTAL UTILITIES					3,259,107

TOTAL CORPORATE BONDS & NOTES (Cost - $188,105,399)					195,907,835

See Notes to Schedule of Investments.

10	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 18.8%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000	$993,342	(a)

Argentina - 1.9%
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	298,291	88,649
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	160,627	60,795	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	250,002	211,252	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,340,000	1,085,400	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	2,180,000	1,711,050	(a)(g)

Total Argentina				3,157,146

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	425,000	380,365	(a)

Colombia - 1.1%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,000,000	751,476	(b)
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	1,042,000	1,012,044	(b)

Total Colombia				1,763,520

Costa Rica - 0.3%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	504,301	(a)

Dominican Republic - 1.3%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	620,000	542,312	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,910,000	1,625,391	(a)

Total Dominican Republic				2,167,703

Ecuador - 0.1%
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/24 then 5.000%)	2.500%	7/31/40	480,000	158,792	(a)

Egypt - 0.6%
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,780,000	1,028,044	(c)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 0.6%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	945,000		$1,055,042	(c)
Indonesia Treasury Bond	8.375%	3/15/34	209,000,000	IDR	15,639

Total Indonesia					1,070,681

Ivory Coast - 0.8%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,500,000		1,287,488	(a)

Jamaica - 0.4%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		591,208

Jordan - 0.5%
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	960,000		890,990	(a)

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	600,000		498,349	(a)

Mexico - 4.3%
Mexican Bonos, Bonds	7.750%	5/29/31	77,360,000	MXN	4,150,004
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	2,020,000		1,676,313
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,500,000		1,246,858

Total Mexico					7,073,175

Nigeria - 1.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	920,000		752,100	(a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,450,000		1,058,964	(c)

Total Nigeria					1,811,064

Oman - 0.6%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,000,000		989,227	(a)

Peru - 1.2%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000		2,002,129

Russia - 1.1%
Russian Federal Bond - OFZ	7.750%	9/16/26	375,770,000	RUB	1,175,812	*(h)
Russian Federal Bond - OFZ	6.900%	5/23/29	206,130,000	RUB	644,996	*(h)

Total Russia					1,820,808

See Notes to Schedule of Investments.

12	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	450,000	$369,047	(a)

Turkey - 1.3%
Turkey Government International Bond, Senior Notes	5.125%	2/17/28	2,000,000	1,802,384
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	500,000	333,110

Total Turkey				2,135,494

Ukraine - 0.3%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	1,950,000	522,803	*(a)(h)

TOTAL SOVEREIGN BONDS (Cost - $36,563,429)				31,215,676

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.0%
U.S. Government Obligations - 3.0%
U.S. Treasury Notes	3.250%	8/31/24	2,050,000	2,007,736
U.S. Treasury Notes	4.125%	1/31/25	2,130,000	2,100,463
U.S. Treasury Notes	2.750%	5/31/29	1,000,000	923,906

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,101,754)				5,032,105

CONVERTIBLE BONDS & NOTES - 2.3%
COMMUNICATION SERVICES - 2.3%
Media - 2.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	1,220,000	1,157,475	(b)
DISH Network Corp., Senior Notes	0.000%	12/15/25	370,000	240,056
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,850,000	2,348,500

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,912,813)				3,746,031

SENIOR LOANS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.2%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%) (Cost - $243,030)	8.946%	4/13/28	324,000	245,025	(f)(i)(j)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $13,797)		5/28/28	14,410	3,603	*

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2023

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $637,539)			77,972,021	$0	*(k)(l)(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $234,577,761)				236,150,275

RATE		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.9%
U.S. Treasury Bills - 0.7%
U.S. Treasury Bills (Cost - $1,249,270)	4.336%	9/5/23	1,250,000	1,249,275	(n)

			SHARES
MONEY MARKET FUNDS - 1.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,942,721)	5.261%		1,942,721	1,942,721	(o)(p)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,191,991)				3,191,996

TOTAL INVESTMENTS - 144.1% (Cost - $237,769,752)				239,342,271
Liabilities in Excess of Other Assets - (44.1)%				(73,237,606)

TOTAL NET ASSETS - 100.0%				$166,104,665

See Notes to Schedule of Investments.

14	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	The coupon payment on this security is currently in default as of August 31, 2023.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

(n)	Rate shown represents yield-to-maturity.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2023, the total market value of investments in Affiliated Companies was $1,942,721 and the cost was $1,942,721 (Note 2).

Abbreviation(s) used in this schedule:

EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
OFZ	—	Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	—	Payment-In-Kind
RUB	—	Russian Ruble
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

At August 31, 2023, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	5.650%	7/28/2023	TBD***	$840,497	Corporate Bonds & Notes Cash	$833,184 105,381
Goldman Sachs Group Inc.	5.750%	8/28/2023	9/28/2023	3,073,906	Corporate Bonds & Notes Cash	3,164,399 385,404
Goldman Sachs Group Inc.	5.850%	7/28/2023	TBD***	1,618,072	Corporate Bonds & Notes Cash	1,526,236 202,872
Goldman Sachs Group Inc.	6.000%	7/28/2023	TBD***	1,110,420	Corporate Bonds & Notes Cash	1,080,313 139,223

				$6,642,895		$7,437,012

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of August 31, 2023.

At August 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	28,985	USD	21,871	BNP Paribas SA	10/20/23	$(404)
MXN	6,620,331	USD	380,934	Goldman Sachs Group Inc.	10/20/23	3,847
EUR	108,400	USD	122,328	Morgan Stanley & Co. Inc.	10/20/23	(4,498)
GBP	857,806	USD	1,102,952	Morgan Stanley & Co. Inc.	10/20/23	(16,114)
USD	7,575,015	EUR	6,860,556	Morgan Stanley & Co. Inc.	10/20/23	117,672
USD	3,933,551	GBP	3,062,340	Morgan Stanley & Co. Inc.	10/20/23	53,572

Net unrealized appreciation on open forward foreign currency contracts						$154,075

Abbreviation(s) used in this table:

CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee

17

Notes to Schedule of Investments (unaudited) (continued)

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$195,907,835	—		$195,907,835
Sovereign Bonds	—	31,215,676	—		31,215,676
U.S. Government & Agency Obligations	—	5,032,105	—		5,032,105
Convertible Bonds & Notes	—	3,746,031	—		3,746,031
Senior Loans	—	245,025	—		245,025
Warrants	—	3,603	—		3,603
Common Stocks	—	—	$0	*	0	*

Total Long-Term Investments	—	236,150,275	0	*	236,150,275

Short-Term Investments†:
U.S. Treasury Bills	—	1,249,275	—		1,249,275
Money Market Funds	$1,942,721	—	—		1,942,721

Total Short-Term Investments	1,942,721	1,249,275	—		3,191,996

Total Investments	$1,942,721	$237,399,550	$0	*	$239,342,271

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$175,091	—		$175,091

Total	$1,942,721	$237,574,641	$0	*	$239,517,362

19

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$21,016	—	$21,016

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2023. The following transactions were effected in such company for the period ended August 31, 2023.

	Affiliate Value at May 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$263,193	$9,576,568	9,576,568	$7,897,040	7,897,040

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$15,949	—	$1,942,721

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